Income Taxes - Schedule of Gross Unrecognized Tax Benefits (Details) (10-K) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits	$ 87	$ 87	$ 87	$ 138